Investment Objectives and Goals	Feb. 24, 2026
YieldMax(R) AAPL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AAPL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Apple Inc. (“AAPL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) ABNB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ABNB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Airbnb, Inc. (“ABNB” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) ADBE Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ADBE Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Adobe Inc. (“ADBE” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) AI Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AI Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of C3.ai, Inc. (“AI” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) AMD Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMD Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Advanced Micro Devices, Inc. (“AMD” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) AMZN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® AMZN Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Amazon.com, Inc. (“AMZN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) BA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® BA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Boeing Company (“BA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) BIIB Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® BIIB Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Biogen Inc. (“BIIB” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) BRK.B Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® BRK.B Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Berkshire Hathaway Inc. (“BRK.B” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) COIN Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® COIN Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Coinbase Global, Inc. (“COIN” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) DIS Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® DIS Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of The Walt Disney Company (“DIS” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) GOOGL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® GOOGL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of Alphabet Inc. (“GOOGL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) INTC Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® INTC Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Intel Corporation (“INTC” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) JP Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® JP Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of JPMorgan Chase & Co. (“JPM” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) META Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® META Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Meta Platforms, Inc. (“META” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) MRNA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MRNA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Moderna, Inc. (“MRNA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) MSFT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® MSFT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Microsoft Corporation (“MSFT” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) NFLX Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® NFLX Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Netflix, Inc. (“NFLX” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) NKE Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® NKE Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of NIKE, Inc. (“NKE” or “underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) NVDA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® NVDA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of NVIDIA Corporation (“NVDA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) ORCL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ORCL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Oracle Corporation (“ORCL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) PYPL Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® PYPL Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the Class A common stock of PayPal Holdings, Inc. (“PYPL” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) ROKU Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ROKU Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of ROKU, Inc. (“ROKU” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) SNOW Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® SNOW Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Snowflake Inc. (“SNOW” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) XYZ Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® XYZ Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Block, Inc. (“XYZ” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) TGT Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® TGT Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of the Target Corporation (“TGT” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) TSLA Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® TSLA Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Tesla, Inc. (“TSLA” or “Underlying Security”), subject to a limit on potential investment gains.
YieldMax(R) XOM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® XOM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Exxon Mobil Corporation (“XOM”), subject to a limit on potential investment gains.
YieldMax(R) ZM Option Income Strategy ETF
Prospectus [Line Items]
Risk/Return [Heading]	YieldMax® ZM Option Income Strategy ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s primary investment objective is to seek current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to seek exposure to the share price of the common stock of Zoom Communications, Inc. (“ZM” or “Underlying Security”), subject to a limit on potential investment gains.